Supplemental Oil and Gas Disclosures (Unaudited) - Revenue and Direct Cost Information Relating to Company's Oil and Gas Exploration and Production Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	$ 6,510	$ 12,795	$ 14,825
Depreciation, depletion, and amortization(1)	2,976	4,195	4,705
Asset retirement obligation accretion	145	154	211
Lease operating expenses	1,854	2,238	2,650
Gathering and transportation	211	273	288
Exploration expenses	2,771	2,499	942
Impairments related to oil and gas properties	7,389	6,068	1,443
Production taxes	259	546	746
Income tax	(3,049)	(1,070)	1,640
Oil and gas properties production expense	12,556	14,903	12,625
Results of operation	(6,046)	(2,108)	2,200
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	2,637	5,744	6,902
Depreciation, depletion, and amortization(1)	1,455	2,294	2,579
Asset retirement obligation accretion	28	43	94
Lease operating expenses	739	921	1,320
Gathering and transportation	68	93	84
Exploration expenses	2,145	2,113	629
Impairments related to oil and gas properties	6,154	2,372	96
Production taxes	178	342	324
Income tax	(2,886)	(864)	630
Oil and gas properties production expense	7,881	7,314	5,756
Results of operation	(5,244)	(1,570)	1,146
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	498	1,092	1,224
Depreciation, depletion, and amortization(1)	251	382	417
Asset retirement obligation accretion	43	39	49
Lease operating expenses	244	384	459
Gathering and transportation	89	123	155
Exploration expenses	231	162	86
Impairments related to oil and gas properties	1,031	1,645	274
Production taxes	23	27	40
Income tax	(369)	(421)	(63)
Oil and gas properties production expense	1,543	2,341	1,417
Results of operation	(1,045)	(1,249)	(193)
Egypt [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	2,095	3,643	3,971
Depreciation, depletion, and amortization(1)	780	735	756
Lease operating expenses	522	499	471
Gathering and transportation	45	40	42
Exploration expenses	154	112	86
Impairments related to oil and gas properties	193	173	12
Income tax	180	938	1,198
Oil and gas properties production expense	1,874	2,497	2,565
Results of operation	221	1,146	1,406
North Sea [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	1,280	2,316	2,728
Depreciation, depletion, and amortization(1)	490	784	953
Asset retirement obligation accretion	74	72	68
Lease operating expenses	349	434	400
Gathering and transportation	9	17	7
Exploration expenses	237	119	58
Impairments related to oil and gas properties	11	1,878	1,061
Production taxes	58	177	382
Income tax	26	(723)	(125)
Oil and gas properties production expense	1,254	2,758	2,804
Results of operation	26	(442)	(76)
Other International [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Exploration expenses	4	(7)	83
Impairments related to oil and gas properties		0	0
Oil and gas properties production expense	4	(7)	83
Results of operation	$ (4)	$ 7	$ (83)